                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

           Investment Company Act file number  811-07608
                                              -----------------------

              Nuveen North Carolina Premium Income Municipal Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Nuveen Investments
                              333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                              333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           ---------------------

                        Date of fiscal year end:      May 31
                                                -------------------

                  Date of reporting period:    February 28, 2006
                                            -----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                               QUARTERLY REPORT February 28, 2006
                                                      (Unaudited)



Nuveen Investments
Municipal Exchange-Traded
Closed-End
Funds




              NUVEEN NORTH CAROLINA PREMIUM INCOME MUNICIPAL FUND
                                                              NNC

Dear Shareholder:

Once again, I am pleased to report that over the nine month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Distribution and Share Price Information, and the Performance Overview sections of this report.

Municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. I encourage you to contact your personal financial advisor who can help explain this important investment strategy.

Nuveen Investments is pleased to offer you choices when it comes to receiving your fund reports. In addition to mailed print copies, you can also sign up to receive future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. The inside front cover of this report contains information on how you can sign up.

We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

Sincerely,

/s/ Timothy R. Schwertfeger
---------------------------
Timothy R. Schwertfeger
Chairman of the Board
April 3, 2006

NUVEEN INVESTMENTS MUNICIPAL EXCHANGE-TRADED CLOSED-END FUNDS
QUARTERLY REPORT FOR THE PERIOD ENDED 2/28/06
NUVEEN NORTH CAROLINA PREMIUM INCOME MUNICIPAL FUND NNC

PORTFOLIO MANAGER'S COMMENTS

PORTFOLIO MANAGER CATHRYN STEEVES REVIEWS KEY INVESTMENT STRATEGIES AND THE PERFORMANCE OF THE NUVEEN NORTH CAROLINA PREMIUM INCOME MUNICIPAL FUND (NNC). CATHRYN, WHO JOINED NUVEEN IN 1996, HAS MANAGED NNC SINCE 2004.

WHAT KEY STRATEGIES WERE USED TO MANAGE NNC DURING THE NINE-MONTH REPORTING PERIOD ENDED FEBRUARY 28, 2006?

During this reporting period, we saw a general increase in interest rates across the yield curve, with short-term rates rising faster than long-term rates. Between June 1, 2005, and February 28, 2006, the Federal Reserve implemented six increases of 0.25% each in the fed funds rate, raising this short-term target by 150 basis points.

Although the longer end of the curve remained resistant to the rate increases experienced at the short end during the first part of this period, longer-term yields generally began to rise in late September 2005. By the end of February 2006, the yield on the benchmark 10-year U.S. Treasury note stood at 4.55%, up from 3.98% nine months earlier, while the yield on the Bond Buyer 25 Revenue Bond Index, a widely followed measure of longer-term municipal market rates, ended February 2006 at 5.04%, an increase of 26 basis points from the end of May 2005. As rates increased, bond valuations generally declined, and the yield curve flattened as shorter-term rates approached the levels of longer-term rates.

In this environment, one of our key strategies continued to be careful duration(1) management. Given the recent trends in interest rates, our purchase activity during this period focused mainly on attractively priced bonds maturing in 15 to 25 years. As the yield curve flattened, we believed that bonds in this part of the curve generally offered more attractive opportunities and the best values. We also continued to emphasize premium bonds, that is, bonds that at the time of purchase were trading above par value because their coupons were higher than prevailing interest rates. These bonds have been in demand because they have historically held their value better when interest rates rise than bonds with coupons closer to the prevailing interest rate.

To help us maintain NNC's duration within the preferred strategic range, we were also selectively selling holdings with shorter maturities, especially pre-refunded bonds. The proceeds from these sales -- as well as proceeds from called bonds -- were then generally reinvested in the 15- to 25-year part of the yield curve as attractive opportunities arose.

In looking for potential purchase candidates, we kept an opportunistic eye toward all types of issuance that we believed could add value to NNC's portfolio. However, municipal supply in North Carolina tightened in recent months, especially during the first two months of 2006, when issuance declined 23% from levels seen in early 2005. While we continued to emphasize maintaining the Fund's weightings of BBB and nonrated bonds, tighter supply meant fewer opportunities to further diversify NNC's credit profile with additional lower-rated issues. Due to limited new issuance and the overall high credit quality of the state's supply, the majority of our new purchases for NNC during this period were AAA rated credits.

HOW DID NNC PERFORM?

Results for NNC, as well as relevant index and peer group information, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*

For periods ended 2/28/06

                                   9-Month          1-Year            5-Year           10-Year
                                   -------          ------            ------           -------
NNC                                 1.96%            4.11%             7.01%            6.93%

Lehman Brothers Municipal
Bond Index(2)                       2.18%            3.87%             5.51%            5.80%

Lipper  Other States
Municipal Debt Funds
Average(3)                          2.61%            4.91%             7.30%            6.64%

*Nine-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the Performance Overview for NNC in this report.

For the nine months ended February 28, 2006, NNC's cumulative return on net asset value (NAV) underperformed the return on the Lehman Brothers Municipal Bond Index and the average return for the Lipper Other States peer group. It should be noted that the performance of the Lipper Other States category represents the overall average of returns for funds from 10 different states with a wide variety of municipal market conditions. We believe this makes direct comparisons with a state-specific Fund like NNC less meaningful.

One of the factors affecting NNC's nine-month performance relative to that of the unleveraged Lehman Brothers municipal index was the Fund's use of financial leverage. While leveraging provides opportunities for additional income and total returns for common shareholders when interest rates fall or remain consistently low (as they have over the past several years), this benefit is reduced when interest rates rise. With the increase in both short-term and long-term interest rates during this period, the decline in value of the bonds in NNC's portfolio was exacerbated by the effects of leveraging. In addition, the benefits of leveraging are tied in part to the short-term rates a leveraged Fund pays its MuniPreferred(R) shareholders. During periods of low short-term rates, a leveraged Fund generally pays lower dividends to MuniPreferred shareholders, which can leave more earnings to support common share dividends. Conversely, when short-term interest rates rise, as they did during this reporting period, the Fund's borrowing costs also rise, impacting the Fund's income stream, and total return. However, we remain convinced that, over the long term, leveraging should work to the benefit of NNC's performance.

During this reporting period, positive contributors to NNC's return included the Fund's exposure to the intermediate and long part of the yield curve, allocation to lower-rated credits, and holdings of higher coupon, housing, and student loan bonds. As the yield curve continued to flatten over the course of the period, bonds with intermediate and long maturities generally outperformed those with shorter maturities. NNC's relatively heavy exposure to the intermediate part of the curve helped the Fund during this period. However, NNC had less exposure to bonds in the longest part of the curve, which meant that the Fund was not able to participate fully in the gains made by these maturities.

With bonds rated BBB or lower and nonrated bonds generally outperforming other credit quality sectors during this period, NNC also benefited from its allocation of lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up their value and kept credit spreads narrow. As of February 28, 2006, BBB and nonrated bonds accounted for 7% of NNC's portfolio.

In addition, housing bonds, particularly those issued for multifamily housing, were among the top performing credits for this period, as rising interest rates lessened the incidence and impact of prepayments and bond calls. NNC had a 6% allocation to single-family housing credits and 4% to multifamily.

The rising interest rate environment during this nine-month period generally meant that NNC's holdings of older pre-refunded bonds tended to underperform the general municipal market, due primarily to the shorter effective maturities of these bonds. In addition, bond calls affecting NNC's higher-yielding student loan holdings also hampered the Fund's performance during this period.

HOW WAS NNC POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF FEBRUARY 28, 2006?

As of February 28, 2006, NNC continued to offer excellent credit quality, with 78% of its portfolio allocated to bonds rated AAA/U.S. guaranteed and AA. As of this date, 11% of NNC's portfolio faced potential bond calls during the period from March 2006 through the end of 2007. The number of actual bond calls during this period depends largely on future market interest rates.

      1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

      2 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

      3 The Lipper Other States Municipal Debt Funds average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 9 months, 43; 1 year, 43; 5 years, 24; and 10 years, 16. Fund and Lipper returns assume reinvestment of dividends.

DIVIDEND AND SHARE PRICE INFORMATION

As previously noted, NNC uses leverage to potentially enhance opportunities for additional income for common shareholders. During periods of rising short-term interest rates, as was the case during this reporting period, the Fund's borrowing costs also rise, reducing the extent of the benefits of leveraging. The Fund's income stream was also impacted as the proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds that generally offered lower yields. These factors resulted in a single monthly dividend reduction in NNC over the nine-month period ended February 28, 2006. (On March 1, 2006, the Fund announced an additional monthly dividend reduction.)

Due to normal portfolio activity, common shareholders of NNC received a long-term capital gains distribution of $0.1594 per share and a net ordinary income distribution of $0.0034 per share at the end of December 2005. This relatively large distribution, which represented an important part of NNC's total return for this period, was generated by bond calls and the sale of appreciated securities. This had a slight negative impact on the Fund's earning power per common share and was a minor factor in the per share dividend reductions noted above.

NNC seeks to pay stable dividends at rates that reflect the Fund's past results and projected future performance. During certain periods, NNC may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. The Fund will, over time, pay all of its net investment income as dividends to shareholders. As of February 28, 2006, NNC had a positive UNII balance for financial statement purposes and a positive UNII balance, based on our best estimate, for tax purposes.

At the end of the reporting period, NNC's share price was trading at a premium to its NAV as shown in the accompanying chart:

                               2/28/06         9-Month Average
                           Premium/Discount    Premium/Discount
                           ----------------    ----------------
NNC                            +9.67%               +8.88%

Nuveen North Carolina Premium Income Municipal Fund
NNC

Performance
     OVERVIEW As of February 28, 2006

CREDIT QUALITY
(as a % of total investments)
------------------------------------
AAA/U.S. Guaranteed              45%
------------------------------------
AA                               33%
------------------------------------
A                                15%
------------------------------------
BBB                               6%
------------------------------------
N/R                               1%
------------------------------------

Bar Chart:
2005-2006 MONTHLY TAX-FREE DISTRIBUTIONS PER SHARE(1)

Mar                          0.0715
Apr                          0.0715
May                          0.0715
Jun                          0.0680
Jul                          0.0680
Aug                          0.0680
Sep                          0.0680
Oct                          0.0680
Nov                          0.0680
Dec                          0.0645
Jan                          0.0645
Feb                          0.0645

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.

  3/1/2005          17.40
  3/4/2005          17.20
 3/11/2005          16.89
 3/18/2005          16.78
 3/24/2005          16.10
  4/1/2005          16.57
  4/8/2005          15.90
 4/15/2005          16.20
 4/22/2005          16.31
 4/29/2005          16.55
  5/6/2005          16.90
 5/13/2005          16.95
 5/20/2005          17.21
 5/27/2005          17.29
  6/3/2005          17.20
 6/10/2005          17.15
 6/17/2005          17.11
 6/24/2005          16.65
  7/1/2005          16.62
  7/8/2005          16.51
 7/15/2005          16.88
 7/22/2005          16.52
 7/29/2005          16.51
  8/5/2005          16.54
 8/12/2005          16.48
 8/19/2005          16.75
 8/26/2005          16.94
  9/2/2005          16.99
  9/9/2005          17.00
 9/16/2005          16.65
 9/23/2005          16.45
 9/30/2005          16.01
 10/7/2005          16.20
10/14/2005          15.70
10/21/2005          15.55
10/28/2005          15.69
 11/4/2005          15.20
11/11/2005          15.10
11/18/2005          14.96
11/25/2005          14.20
 12/2/2005          15.03
 12/9/2005          14.82
12/16/2005          14.67
12/23/2005          15.19
12/30/2005          15.60
  1/6/2006          15.55
 1/13/2006          15.16
 1/20/2006          15.70
 1/27/2006          16.27
  2/3/2006          15.79
 2/10/2006          16.10
 2/17/2006          15.68
 2/24/2006          15.97
 2/28/2006          16.10

FUND SNAPSHOT
------------------------------------
Common Share Price            $16.10
------------------------------------
Common Share Net
   Asset Value                $14.68
------------------------------------
Premium / (Discount) to NAV    9.67%
------------------------------------
Market Yield                   4.81%
------------------------------------
Tax-Equivalent Yield(2)        7.29%
------------------------------------
Net Assets Attributable to
Common Shares ($000)         $93,137
------------------------------------
Average Effective Maturity
on Securities (Years)          15.86
------------------------------------
Leverage-Adjusted Duration      7.87
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/20/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
9-Month
(Cumulative)       -1.80%      1.96%
------------------------------------
1-Year             -1.01%      4.11%
------------------------------------
5-Year              8.01%      7.01%
------------------------------------
10-Year             7.75%      6.93%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         20.4%
------------------------------------
Education and Civic
Organizations                  18.3%
------------------------------------
Health Care                    14.9%
------------------------------------
Utilities                       8.6%
------------------------------------
U.S. Guaranteed                 7.8%
------------------------------------
Housing/Single Family           6.0%
------------------------------------
Tax Obligation/General          5.9%
------------------------------------
Water and Sewer                 5.0%
------------------------------------
Other                          13.1%
------------------------------------


(1) The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.1628 per share.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

            Nuveen North Carolina Premium Income Municipal Fund (NNC)
              PORTFOLIO OF INVESTMENTS February 28, 2006(Unaudited)

                                                                                           OPTIONAL
   PRINCIPAL                                                                                   CALL
AMOUNT (000)    DESCRIPTION (1)                                                      PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 27.1% (18.3% OF TOTAL INVESTMENTS)

     $ 1,000    North Carolina Capital Facilities Financing Agency,                  6/13 at 100.00            AAA     $ 1,049,220
                Housing Revenue Bonds, Elizabeth City State
                University, Series 2003A, 5.000%, 6/01/28 - AMBAC Insured

         970    North Carolina Capital Facilities Financing Agency,                  4/13 at 100.00            AAA       1,038,928
                Revenue Bonds, Johnson and Wales University,
                Series 2003A, 5.250%, 4/01/23 - XLCA Insured

       5,875    North Carolina Education Assistance Authority,                       7/06 at 102.00              A       6,027,746
                Subordinate Lien Guaranteed Student Loan Revenue
                Bonds, Series 1996C, 6.350%, 7/01/16 (Alternative
                Minimum Tax)

       3,285    North Carolina State University at Raleigh, General                 10/13 at 100.00             AA       3,544,548
                Revenue Bonds, Series 2003A, 5.000%, 10/01/15

         750    University of North Carolina System, Pooled Revenue                  4/14 at 100.00            Aaa         800,580
                Bonds, Series 2004C, 5.000%, 4/01/21 - AMBAC Insured

       1,530    University of North Carolina System, Pooled Revenue                    No Opt. Call            AAA       1,668,128
                Bonds, Series 2005A, 5.000%, 4/01/15 - AMBAC Insured

       1,000    University of North Carolina System, Pooled Revenue                 10/12 at 100.00            AAA       1,092,560
                Refunding Bonds, Series 2002A, 5.375%, 4/01/22 -
                AMBAC Insured

                University of North Carolina, Chapel Hill, System
                Net Revenue Bonds, Series 2003:
       2,380    5.000%, 12/01/19                                                    12/13 at 100.00            AA+       2,562,760
       2,725    5.000%, 12/01/21                                                    12/13 at 100.00            AA+       2,909,374
       1,500    5.000%, 12/01/23                                                    12/13 at 100.00            AA+       1,601,490

       1,200    University of North Carolina, Charlotte, Certificates of             3/15 at 100.00            AAA       1,261,728
                Participation, Student Housing Project, Series 2005,
                5.000%, 3/01/31 - AMBAC Insured

       1,675    University of North Carolina, Wilmington, General                    1/12 at 101.00            Aaa       1,780,274
                Revenue Bonds, Series 2002A, 5.000%, 1/01/23 -
                AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

      23,890    Total Education and Civic Organizations                                                                 25,337,336

------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 1.8% (1.3% OF TOTAL INVESTMENTS)

       1,500    Virgin Islands Public Finance Authority, Revenue                     1/14 at 100.00            BBB       1,650,615
                Bonds, Refinery Project - Hovensa LLC, Series 2003,
                6.125%, 7/01/22 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE - 22.3% (14.9% OF TOTAL INVESTMENTS)

         250    Charlotte-Mecklenburg Hospital Authority, North Carolina,            1/15 at 100.00             AA         256,788
                Healthcare System Revenue Bonds, DBA Carolinas
                Healthcare System, Series 2005A, 5.000%, 1/15/45

       5,000    North Carolina Medical Care Commission,                             10/11 at 101.00             AA       5,246,500
                Health System Revenue Bonds, Mission St. Joseph's
                Health System, Series 2001, 5.250%, 10/01/31

       2,000    North Carolina Medical Care Commission, Healthcare                  11/13 at 100.00            AA-       2,103,940
                Facilities Revenue Bonds, Novant Health Obligated
                Group, Series 2003A, 5.000%, 11/01/19

                                                                                           OPTIONAL
   PRINCIPAL                                                                                   CALL
AMOUNT (000)    DESCRIPTION (1)                                                      PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

     $ 2,000    North Carolina Medical Care Commission,                             10/09 at 101.00             A-     $ 2,131,480
                Healthcare Facilities Revenue Bonds, Stanly
                Memorial Hospital, Series 1999, 6.375%, 10/01/29

                North Carolina Medical Care Commission, Healthcare
                Facilities Revenue Bonds, Union Regional Medical
                Center, Series 2002A:
       1,000    5.500%, 1/01/19                                                      1/12 at 100.00              A       1,062,140
         550    5.500%, 1/01/20                                                      1/12 at 100.00              A         583,011
       1,750    5.375%, 1/01/32                                                      1/12 at 100.00              A       1,809,623

       1,615    North Carolina Medical Care Commission,                             10/08 at 101.00             AA       1,632,846
                Hospital Revenue Bonds, FirstHealth of the Carolinas
                Inc., Series 1998, 4.750%, 10/01/26

       3,000    North Carolina Medical Care Commission, Hospital                     6/12 at 101.00              A       3,119,340
                Revenue Bonds, Southeastern Regional Medical
                Center, Series 2002, 5.375%, 6/01/32

         800    North Carolina Medical Care Commission,                              1/15 at 100.00            AAA         835,392
                Revenue Bonds, Blue Ridge Healthcare
                System, Series 2005, 5.000%, 1/01/33 - FGIC Insured

                North Carolina Medical Care Commission,
                Revenue Bonds, Cleveland County Healthcare
                System, Series 2004A:
         600    5.250%, 7/01/20 - AMBAC Insured                                      7/14 at 100.00            AAA         650,064
         500    5.250%, 7/01/22 - AMBAC Insured                                      7/14 at 100.00            AAA         540,615

         735    North Carolina Medical Care Commission,                             11/14 at 100.00             AA         768,634
                Revenue Bonds, Northeast Medical Center,
                Series 2004, 5.000%, 11/01/24
------------------------------------------------------------------------------------------------------------------------------------
      19,800    Total Health Care                                                                                       20,740,373

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.5% (3.7% OF TOTAL INVESTMENTS)

       1,000    Asheville Housing Authority, North Carolina, GNMA                   11/07 at 102.00             AA       1,024,290
                Collateralized Multifamily Housing Revenue
                Bonds, Woodridge Apartments, Series 1997,
                5.800%, 11/20/39 (Alternative Minimum Tax)

       1,000    Charlotte, North Carolina, FHA-Insured                               7/06 at 102.00            AAA       1,029,430
                Mortgage Revenue Refunding Bonds, Tryon
                Hills Apartments, Series 1993A, 5.875%,
                1/01/25 - MBIA Insured

       2,290    Mecklenburg County, North Carolina, FNMA                             7/13 at 105.00            AAA       2,391,859
                Multifamily Housing Revenue Bonds, Little
                Rock Apartments, Series 2003, 5.375%, 1/01/36
                (Alternative Minimum Tax)

                North Carolina Housing Finance Agency,
                FHA-Insured Multifamily Revenue Bonds,
                Series 1993:
         230    5.800%, 7/01/14                                                      7/06 at 100.00            Aa2         230,306
         435    5.900%, 7/01/26                                                      7/06 at 100.00            Aa2         435,431
------------------------------------------------------------------------------------------------------------------------------------
       4,955    Total Housing/Multifamily                                                                                5,111,316

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 9.0% (6.0% OF TOTAL INVESTMENTS)

       1,180    North Carolina Housing Finance Agency, Home                          7/10 at 100.00            AAA       1,205,464
                Ownership Revenue Bonds, 1998 Trust
                Agreement, Series 10A, 5.400%, 7/01/32 -
                AMBAC Insured (Alternative Minimum Tax)

       4,985    North Carolina Housing Finance Agency,                               7/09 at 100.00             AA       5,173,283
                Home Ownership Revenue Bonds, 1998 Trust
                Agreement, Series 6A, 6.200%, 1/01/29
                (Alternative Minimum Tax)

       1,945    North Carolina Housing Finance Agency,                               3/06 at 102.00             AA       1,985,534
                Single Family Revenue Bonds, Series 1996HH,
                6.300%, 3/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       8,110    Total Housing/Single Family                                                                              8,364,281

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.5% (1.0% OF TOTAL INVESTMENTS)

       1,400    North Carolina Capital Facilities Financing Agency,                  8/14 at 100.00            BBB       1,393,112
                Exempt Facilities Revenue Bonds, Waste
                Management Inc., Series 2001, 3.750%, 8/01/14
                (Mandatory put 8/01/07) (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 0.3% (0.2% OF TOTAL INVESTMENTS)

         250    North Carolina Medical Care Commission,                              9/15 at 100.00            N/R         257,258
                Revenue Bonds, United Church Homes and
                Services, Series 2005A, 5.250%, 9/01/21
------------------------------------------------------------------------------------------------------------------------------------

                                                                                           OPTIONAL
   PRINCIPAL                                                                                   CALL
AMOUNT (000)    DESCRIPTION (1)                                                      PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 3.8% (2.6% OF TOTAL INVESTMENTS)

 $     1,425    Gaston County Industrial Facilities and Pollution                    8/15 at 100.00            N/R   $   1,500,226
                Control Financing Authority, North Carolina, National
                Gypsum Company Project Exempt Facilities Revenue
                Bonds, Series 2005, 5.750%, 8/01/35
                (Alternative Minimum Tax)

       2,000    Haywood County Industrial Facilities and Pollution Control           3/06 at 102.00           Baa3       2,042,640
                Financing Authority, North Carolina, Pollution
                Control Revenue Refunding Bonds, Champion
                International Corporation, Series 1995, 6.000%, 3/01/20
------------------------------------------------------------------------------------------------------------------------------------
       3,425    Total Materials                                                                                          3,542,866
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL - 8.8% (5.9% OF TOTAL INVESTMENTS)

       1,890    Craven County, North Carolina, General Obligation                    5/12 at 101.00            AAA       2,012,226
                Bonds, Series 2002, 5.000%, 5/01/21 - AMBAC Insured

       4,285    Durham County, North Carolina, General Obligation                    4/12 at 100.00            AAA       4,590,521
                Bonds, Series 2002B, 5.000%, 4/01/16

       1,000    Johnston County, North Carolina, General Obligation                  6/11 at 102.00            AAA       1,076,740
                Bonds, Series 2001, 5.000%, 6/01/16 - FGIC Insured

         500    North Carolina, General Obligation Bonds, Series 2004A,              3/14 at 100.00            AAA         535,920
                5.000%, 3/01/22
------------------------------------------------------------------------------------------------------------------------------------
       7,675    Total Tax Obligation/General                                                                             8,215,407
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED - 30.4% (20.4% OF TOTAL INVESTMENTS)

       1,330    Cabarrus County, North Carolina, Certificates of                     2/13 at 100.00            AA-       1,423,752
                Participation, Series 2002, 5.250%, 2/01/17

       1,800    Catawba County, North Carolina, Certificates of Participation,       6/14 at 100.00            Aaa       1,953,504
                Series 2004, 5.250%, 6/01/21 - MBIA Insured

                Charlotte, North Carolina, Certificates of Participation,
                Governmental Facilities Projects, Series 2003G:
       1,145    5.000%, 6/01/18                                                      6/13 at 100.00            AA+       1,206,555
       1,700    5.375%, 6/01/26                                                      6/13 at 100.00            AA+       1,824,848

                Charlotte, North Carolina, Storm Water Fee
                Revenue Bonds, Series 2002:
       1,050    5.250%, 6/01/20                                                      6/12 at 101.00            AA+       1,143,797
       1,750    5.000%, 6/01/25                                                      6/12 at 101.00            AA+       1,857,048

       2,180    Concord, North Carolina, Certificates of Participation,              6/06 at 102.00            AAA       2,237,988
                Series 1996A, 6.125%, 6/01/21 - MBIA Insured

       1,000    Davidson County, North Carolina, Certificates of                       No Opt. Call            AAA       1,098,030
                Participation, Series 2004, 5.250%, 6/01/14 - AMBAC Insured

         750    Johnston County Finance Corporation, North Carolina,                 8/09 at 101.00            AAA         793,913
                Installment Payment Revenue Bonds, School and Museum
                Projects, Series 1999, 5.250%, 8/01/21 - FSA Insured

                Lee County, North Carolina, Certificates of Participation,
                Public Schools and Community College, Series 2004:
       1,715    5.250%, 4/01/18 - FSA Insured                                        4/14 at 100.00            AAA       1,864,977
         500    5.250%, 4/01/20 - FSA Insured                                        4/14 at 100.00            AAA         542,645
       1,000    5.250%, 4/01/22 - FSA Insured                                        4/14 at 100.00            AAA       1,082,410

                                                                                           OPTIONAL
   PRINCIPAL                                                                                   CALL
AMOUNT (000)    DESCRIPTION (1)                                                      PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                North Carolina Infrastructure Finance Corporation,
                Certificates of Participation, Correctional Facilities,
                Series 2004A:
     $ 2,500    5.000%, 2/01/19                                                      2/14 at 100.00            AA+   $   2,640,450
       1,500    5.000%, 2/01/23                                                      2/14 at 100.00            AA+       1,571,895

       1,500    North Carolina, Certificates of Participation, Repair                6/14 at 100.00            AA+       1,582,920
                and Renovation Project, Series 2004B, 5.000%, 6/01/20

                North Carolina, Certificates of Participation, Series 2003:
       1,130    5.250%, 6/01/21                                                      6/13 at 100.00            AA+       1,207,868
       1,000    5.250%, 6/01/23                                                      6/13 at 100.00            AA+       1,066,330

       2,000    Puerto Rico Highway and Transportation Authority,                    3/14 at 100.00            AAA       2,141,380
                Grant Anticipation Revenue Bonds, Series 2004, 5.000%,
                9/15/21 - MBIA Insured

       1,000    Randolph County, North Carolina, Certificates of                     6/14 at 102.00            AAA       1,076,860
                Participation, Series 2004, 5.000%, 6/01/20 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
      26,550    Total Tax Obligation/Limited                                                                            28,317,170

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.5% (4.3% OF TOTAL INVESTMENTS)

         600    Charlotte, North Carolina, Airport Revenue Bonds,                    7/14 at 100.00            AAA         648,516
                Series 2004A, 5.250%, 7/01/24 - MBIA Insured

         500    Piedmont Triad Airport Authority, North Carolina,                    7/15 at 100.00            AAA         534,405
                Airport Revenue Bonds, Series 2005A, 5.000%,
                7/01/20 - XLCA Insured

       2,250    Raleigh Durham Airport Authority, North Carolina,                    5/11 at 101.00            Aaa       2,419,155
                Airport Revenue Bonds, Series 2001A, 5.250%,
                11/01/16 - FGIC Insured

       2,300    Raleigh Durham Airport Authority, North Carolina,                    5/15 at 100.00            Aaa       2,427,121
                Airport Revenue Bonds, Series 2005A, 5.000%,
                5/01/30 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       5,650    Total Transportation                                                                                     6,029,197

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 11.6% (7.8% OF TOTAL INVESTMENTS)  (4)

       2,000    Charlotte, North Carolina, Storm Water Fee Revenue                   6/10 at 101.00       AA+  (4)       2,212,680
                Bonds, Series 2000, 6.000%, 6/01/25 (Pre-refunded 6/01/10)

       1,485    North Carolina Municipal Power Agency 1, Catawba                       No Opt. Call            AAA       1,713,942
                Electric Revenue Bonds, Series 1980, 10.500%,
                1/01/10 (ETM)

       4,260    North Carolina Municipal Power Agency 1, Catawba                       No Opt. Call            AAA       4,741,891
                Electric Revenue Bonds, Series 1986, 5.000%, 1/01/20 (ETM)

       2,000    North Carolina, General Obligation Bonds, Series                     9/10 at 102.00            AAA       2,166,420
                2000A, 5.100%, 9/01/16 (Pre-refunded 9/01/10)

------------------------------------------------------------------------------------------------------------------------------------
       9,745    Total U.S. Guaranteed                                                                                   10,834,933

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.9% (8.6% OF TOTAL INVESTMENTS)

       3,000    North Carolina Eastern Municipal Power Agency,                       1/13 at 100.00            BBB       3,254,700
                Power System Revenue Bonds, Series 2003F,
                5.500%, 1/01/15

       1,000    North Carolina Eastern Municipal Power Agency,                       1/16 at 100.00            AAA       1,100,390
                Power System Revenue Bonds, Series 2005,
                5.250%, 1/01/20 - AMBAC Insured

       4,000    North Carolina Municipal Power Agency 1, Catawba                     1/10 at 101.00             A3       4,386,160
                Electric Revenue Bonds, Series 1999B, 6.500%, 1/01/20

       2,000    North Carolina Municipal Power Agency 1, Catawba                     1/13 at 100.00            AAA       2,173,800
                Electric Revenue Bonds, Series 2003A, 5.250%,
                1/01/15 - AMBAC Insured

       1,000    Wake County Industrial Facilities and Pollution Control              2/12 at 101.00             A3       1,067,500
                Financing Authority, North Carolina, Revenue Refunding
                Bonds, Carolina Power and Light Company, Series 2002,
                5.375%, 2/01/17

------------------------------------------------------------------------------------------------------------------------------------
      11,000    Total Utilities                                                                                         11,982,550

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.5% (5.0% OF TOTAL INVESTMENTS)

       1,605    Broad River Water Authority, North Carolina, Water                   6/15 at 100.00            Aaa       1,714,622
                System Revenue Bonds, Series 2005, 5.000%, 6/01/20 -
                XLCA Insured

       1,295    Greensboro, North Carolina, Combined Enterprise System               6/15 at 100.00            AA+       1,373,192
                Revenue Bonds, Series 2005A, 5.000%, 6/01/26

         500    Onslow County, North Carolina, Combined Enterprise                   6/14 at 100.00            AAA         528,890
                System Revenue Bonds, Series 2004B, 5.000%, 6/01/23 -
                XLCA Insured

       2,000    Winston-Salem, North Carolina, Water and Sewerage                    6/12 at 100.00            AAA       2,127,300
                System Revenue Bonds, Series 2002A, 5.000%, 6/01/18

       1,170    Winston-Salem, North Carolina, Water and Sewerage                    6/15 at 100.00            AAA       1,263,951
                System Revenue Bonds, Series 2005, 5.000%, 6/01/20

------------------------------------------------------------------------------------------------------------------------------------
       6,570    Total Water and Sewer                                                                                    7,007,955

------------------------------------------------------------------------------------------------------------------------------------
   $ 130,520    Total Investments (cost $133,636,507) - 149.0%                                                         138,784,369

================--------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                     1,152,739

                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.2)%                                                       (46,800,000)

                --------------------------------------------------------------------------------------------------------------------

                Net Assets Applicable to Common Shares - 100%                                                        $  93,137,108
                ====================================================================================================================


           (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

           (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

           (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by
                  Moody's Investor Service, Inc. are considered to be below investment grade.

           (4) Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

           N/R    Investment is not rated.

         (ETM)    Investment is escrowed to maturity.


                 See accompanying notes to financial statements.

          Statement of
              ASSETS AND LIABILITIES February 28, 2006 (Unaudited)

--------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $133,636,507)                           $138,784,369
Interest receivable                                                    1,861,867
Other assets                                                              13,833
--------------------------------------------------------------------------------
      Total assets                                                   140,660,069
--------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                           612,630
Accrued expenses:
   Management fees                                                        68,232
   Other                                                                  28,634
Preferred share dividends payable                                         13,465
--------------------------------------------------------------------------------
      Total liabilities                                                  722,961
--------------------------------------------------------------------------------
Preferred shares, at liquidation value                                46,800,000
--------------------------------------------------------------------------------
Net assets applicable to Common shares                              $ 93,137,108
================================================================================
Common shares outstanding                                              6,345,682
================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $      14.68
================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
--------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $     63,457
Paid-in surplus                                                       87,737,264
Undistributed (Over-distribution of) net investment income               177,912
Accumulated net realized gain (loss) from investments                     10,613
Net unrealized appreciation (depreciation) of investments              5,147,862
--------------------------------------------------------------------------------
Net assets applicable to Common shares                              $ 93,137,108
--------------------------------------------------------------------------------
Authorized shares:
   Common                                                              Unlimited
   Preferred                                                           Unlimited
================================================================================

                See accompanying notes to financial statements.

        Statement of
            OPERATIONS Nine Months Ended February 28, 2006 (Unaudited)

--------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $5,090,928
--------------------------------------------------------------------------------
EXPENSES
Management fees                                                         672,336
Preferred shares - auction fees                                          87,344
Preferred shares - dividend disbursing agent fees                         7,479
Shareholders' servicing agent fees and expenses                           9,773
Custodian's fees and expenses                                            32,841
Trustees' fees and expenses                                               2,455
Professional fees                                                        10,351
Shareholders' reports - printing and mailing expenses                    18,762
Stock exchange listing fees                                               7,801
Investor relations expense                                               14,002
Other expenses                                                           12,190
--------------------------------------------------------------------------------
Total expenses before custodian fee credit                              875,334
   Custodian fee credit                                                  (6,124)
--------------------------------------------------------------------------------
Net expenses                                                            869,210
--------------------------------------------------------------------------------
Net investment income                                                 4,221,718
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                               439,315
Change in net unrealized appreciation (depreciation) of investments  (2,062,478)
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                              (1,623,163)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (670,477)
From accumulated net realized gains                                    (136,337)
--------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                             (806,814)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                   $1,791,741
================================================================================

                See accompanying notes to financial statements.

                   Statement of
                       CHANGES IN NET ASSETS (Unaudited)

                                                               NINE MONTHS ENDED     YEAR ENDED
                                                                         2/28/06        5/31/05
------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $ 4,221,718     $ 5,780,153
Net realized gain (loss) from
   investments                                                          439,315       1,595,461
Change in net unrealized appreciation
   (depreciation) of investments                                     (2,062,478)      2,755,786
Distributions to Preferred Shareholders:
     From net investment income                                        (670,477)       (680,330)
     From accumulated net realized gains                               (136,337)             --
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                    1,791,741       9,451,070
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                           (3,835,023)     (5,600,573)
From accumulated net realized gains                                  (1,010,708)             --
------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                            (4,845,731)     (5,600,573)
------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                        183,234         216,479
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable Common shares from
   capital share transactions                                           183,234         216,479
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                       (2,870,756)      4,066,976
Net assets applicable to Common
   shares at the beginning of period                                 96,007,864      91,940,888
------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                      $93,137,108     $96,007,864
================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                    $   177,912     $   461,694
================================================================================================

                See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The fund (the "Fund") covered in this report and its corresponding Common share New York Stock Exchange symbol is Nuveen North Carolina Premium Income Municipal Fund (NNC). The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

The Fund seeks to provide current income exempt from both regular federal and North Carolina state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of North Carolina or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by the Fund's Board of Trustees. If the pricing service is unable to supply a price for a municipal bond or derivative investment, the Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Fund, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 28, 2006, the Fund had no such outstanding purchase commitments.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

The Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and North Carolina state income taxes, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Fund has issued and outstanding 1,872 Series TH, Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The Fund's Preferred shares are issued in one Series. The dividend rate paid by the Fund is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period.

Custodian Fee Credit

The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

2. FUND SHARES

Transactions in Common shares were as follows:

                                                        NINE MONTHS
                                                              ENDED  YEAR ENDED
                                                            2/28/06     5/31/05
-------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                      11,437      13,171
===============================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) during the nine months ended February 28, 2006, were as follows:

------------------------------------------------------------------
Purchases                                              $12,485,593
Sales and maturities                                    12,318,871
==================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2006, the cost of investments was $133,628,563.

Notes to
        FINANCIAL STATEMENTS (Unaudited) (continued)

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

-------------------------------------------------------------------
Gross unrealized:
   Appreciation                                         $5,219,855
   Depreciation                                            (64,049)
-------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                       $5,155,806
===================================================================

The tax components of undistributed net investment income and net realized gains at May 31, 2005, the Fund's last tax year end, were as follows:

------------------------------------------------------------------
Undistributed net tax-exempt income *                     $895,718
Undistributed net ordinary income **                         3,258
Undistributed net long-term capital gains                  718,343
==================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 2, 2005, paid on June 1, 2005.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

 The tax character of distributions paid during the Fund's last tax year ended May 31, 2005, was designated for purposes of the dividends paid deduction as follows:

------------------------------------------------------------------
Distributions from net tax-exempt income                $6,287,760
Distributions from net ordinary income **                       --
Distributions from net long-term capital gains                  --
==================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and a specific fund-level component, based only on the amount of assets within the Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for the Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of the Fund as follows:

AVERAGE DAILY NET ASSETS
(INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
-- ----------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of February 28, 2006, the complex-level fee rate was .1886%.

COMPLEX-LEVEL ASSETS(1)                                  COMPLEX-LEVEL FEE RATE
-------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Fund declared a Common share dividend distribution of $.0610 per share from its tax-exempt net investment income which was paid on April 3, 2006, to shareholders of record on March 15, 2006.

                        FINANCIAL HIGHLIGHTS (Unaudited)

      Selected data for a Common share outstanding throughout each period:

                                                         Investment Operations                             Less Distributions
                                   ---------------------------------------------------------------  --------------------------------
                                                            Distributions   Distributions
                                                                 from Net            from                  Net
                        Beginning                              Investment         Capital           Investment     Capital
                           Common                     Net       Income to        Gains to            Income to    Gains to
                            Share         Net   Realized/       Preferred       Preferred               Common      Common
                        Net Asset  Investment  Unrealized          Share-          Share-               Share-      Share-
                            Value      Income  Gain (Loss)        holders+        holders+   Total     holders     holders    Total
====================================================================================================================================
Year Ended 5/31:
2006(a)                    $15.16       $ .67     $  (.26)          $(.11)          $(.02)  $  .28       $(.60)      $(.16)   $(.76)
2005                        14.55         .91         .70            (.11)             --     1.50        (.89)         --     (.89)
2004                        15.50         .95        (.95)           (.06)             --     (.06)       (.89)         --     (.89)
2003                        14.18         .98        1.27            (.07)             --     2.18        (.86)         --     (.86)
2002                        13.94        1.02         .15            (.13)             --     1.04        (.80)         --     (.80)
2001                        12.62        1.03        1.31            (.27)             --     2.07        (.75)         --     (.75)

                                                                              Total Returns
                                                                           -------------------
                                                                                       Based
                                  Offering                                                on
                                 Costs and      Ending                                Common
                                 Preferred      Common                      Based      Share
                                     Share       Share      Ending             on        Net
                              Underwriting   Net Asset      Market         Market      Asset
                                 Discounts       Value       Value          Value**    Value**
==============================================================================================
Year Ended 5/31:
2006(a)                               $ --      $14.68      $16.10          (1.80)%     1.96%
2005                                    --       15.16       17.20          17.79      10.52
2004                                    --       14.55       15.40          (4.08)      (.40)
2003                                    --       15.50       16.95          10.27      15.80
2002                                    --       14.18       16.21          15.44       7.62
2001                                    --       13.94       14.80          14.03      16.65

                                                                  Ratios/Supplemental Data
                                 ---------------------------------------------------------------------------------------------
                                                         Before Credit                    After Credit***
                                                 -----------------------------     ------------------------------
                                                                Ratio of Net                       Ratio of Net
                                                   Ratio of       Investment         Ratio of        Investment
                                      Ending       Expenses        Income to         Expenses         Income to
                                         Net     to Average          Average       to Average           Average
                                      Assets     Net Assets       Net Assets       Net Assets        Net Assets
                                  Applicable     Applicable       Applicable       Applicable        Applicable      Portfolio
                                   to Common      to Common        to Common        to Common         to Common       Turnover
                                 Shares (000)        Shares++         Shares++         Shares++          Shares++         Rate
===============================================================================================================================
Year Ended 5/31:
2006(a)                              $93,137           1.24%*           6.00%*           1.24%*            6.00%*            9%
2005                                  96,008           1.23             6.09             1.22              6.10             19
2004                                  91,941           1.23             6.35             1.22              6.36             20
2003                                  97,785           1.27             6.60             1.25              6.62             16
2002                                  89,286           1.33             7.17             1.32              7.18             22
2001                                  87,614           1.34             7.47             1.30              7.51             19

                                       Preferred Shares at End of Period
                                   ------------------------------------------
                                     Aggregate  Liquidation
                                        Amount   and Market             Asset
                                   Outstanding        Value          Coverage
                                          (000)   Per Share         Per Share
=============================================================================
Year Ended 5/31:
2006(a)                                $46,800      $25,000           $74,753
2005                                    46,800       25,000            76,286
2004                                    46,800       25,000            74,114
2003                                    46,800       25,000            77,236
2002                                    46,800       25,000            72,695
2001                                    46,800       25,000            71,802

*     Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Returns on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***   After custodian fee credit, where applicable.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a)   For the nine months ended February 28, 2006.


                 See accompanying notes to financial statements.

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During this reporting period, the registrant's Board of Trustees implemented a change to the procedures by which shareholders may recommend nominees to the registrant's board of trustees by amending the registrant's by-laws to include a provision specifying the date by which shareholder nominations for election as trustee at a subsequent meeting must be submitted to the registrant. Shareholders must deliver or mail notice to the registrant not less than forty-five days nor more than sixty days prior to the first anniversary date of the date on which the registrant first mailed its proxy materials for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty days before the first anniversary date of the annual meeting for the preceding year and ends thirty days after such anniversary date (an annual meeting date outside such period being referred to as an "Other Annual Meeting Date" hereafter), the shareholder notice must be given no later than the close of business on the date forty-five days prior to such Other Annual Meeting Date or the tenth business day following the date such Other Annual Meeting Date is first publicly announced or disclosed. The shareholder's notice must be in writing and set forth the name, age, date of birth, business address, residence address and nationality of the person(s) being nominated and the class or series, number of all shares of the registrant owned of record or beneficially be each such person(s), any other information regarding such person required by Item 401 of Regulation S-K or Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended, any other information regarding the person(s) to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees, and whether such shareholder believes any nominee is or will be an "interested person" (as that term is defined in the Investment Company Act of 1940, as amended) of the registrant or sufficient information to enable the registrant to make that determination and the written and signed consent of the person(s) to be nominated.


ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant's website at www.nuveen.com/etf and there were no amendments during the period covered by this report. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then Code of Conduct.)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   NUVEEN NORTH CAROLINA PREMIUM INCOME MUNICIPAL FUND
             -------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          ------------------------------------------
                           Jessica R. Droeger
                           Vice President and Secretary

Date: May 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          ------------------------------------------
                           Gifford R. Zimmerman
                           Chief Administrative Officer
                           (principal executive officer)

Date: May 5, 2006

By (Signature and Title)* /s/ Stephen D. Foy
                          ------------------------------------------
                           Stephen D. Foy
                           Vice President and Controller
                           (principal financial officer)

Date: May 5, 2006

* Print the name and title of each signing officer under his or her signature.